SCHEDULE OF CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Operating lease expense	$ 42,310	$ 27,214	$ 42,848	$ 28,240
Repayment of operating lease liabilities	(36,319)	(27,214)	(38,442)	(28,240)
Net cash used in operating activities	(2,603,025)	(2,591,258)	(3,410,771)	(2,087,990)
Lease interest paid
Net cash provided by financing activities	2,448,000	330,420	979,420	4,127,646
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest		16,247	16,247	59,566
SUPPLEMENTAL NONCASH DISCLOSURE:
Share issuance for employee compensation	18,000	294,012	392,903
Promissory note to related party settled by Company’s common stock		$ 675,888	$ 675,888
Previously Reported [Member]
Stock-based compensation-nonemployee	1,002,807
Stock-based compensation-employee	288,673
Operating lease expense	5,368			45,926
Repayment of operating lease liabilities
Net cash used in operating activities	(2,585,890)			(2,042,064)
Lease interest paid	(5,368)			(45,926)
Net cash provided by financing activities	325,052			4,081,720
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest
SUPPLEMENTAL NONCASH DISCLOSURE:
Share issuance for employee compensation
Promissory note to related party settled by Company’s common stock
Revision of Prior Period, Adjustment [Member]
Stock-based compensation-nonemployee	(5,339)
Stock-based compensation-employee	5,339
Operating lease expense	21,846			(17,686)
Repayment of operating lease liabilities	(27,214)			(28,240)
Net cash used in operating activities	(5,368)			(45,926)
Lease interest paid	5,368			45,926
Net cash provided by financing activities	(5,368)			$ 45,926
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	16,247
SUPPLEMENTAL NONCASH DISCLOSURE:
Share issuance for employee compensation	294,011
Promissory note to related party settled by Company’s common stock	675,888
Restated Adjustment [Member]
Stock-based compensation-nonemployee	997,468
Stock-based compensation-employee	294,012
Operating lease expense	27,214
Repayment of operating lease liabilities	(27,214)
Net cash used in operating activities	(2,591,258)
Lease interest paid
Net cash provided by financing activities	330,420
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	16,247
SUPPLEMENTAL NONCASH DISCLOSURE:
Share issuance for employee compensation	294,011
Promissory note to related party settled by Company’s common stock	$ 675,888